Parent Company Only Condensed Financial Information (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheets

Condensed Balance Sheets (In thousands, except for share and per share data)

	As of December 31,
	2022	2023
	RMB	RMB	US$
			Note 2(e)
ASSETS
Current assets
Cash and cash equivalents	1,517	48,030	6,765
Amounts due from subsidiaries	335,934	343,091	48,323
Prepayments and other current assets	8,314	6,717	946
Total current assets	345,765	397,838	56,034
Non-current assets
Investments in subsidiaries	10,741,234	12,058,899	1,698,460
Other assets	235	103	15
Total non-current assets	10,741,469	12,059,002	1,698,475
Total assets	11,087,234	12,456,840	1,754,509
LIABILITIES
Current liabilities
Amounts due to subsidiaries, the VIEs and the VIEs’ subsidiaries	357,042	2,230,015	314,091
Accrued interest payable	9,385	2,095	295
Accruals and other current liabilities	8,511	9,198	1,296
Convertible notes	2,063,545	505,450	71,191
Total current liabilities	2,438,483	2,746,758	386,873
Total liabilities	2,438,483	2,746,758	386,873
Commitments and contingencies (Note 21)

SHAREHOLDERS’ EQUITY:
Class A Ordinary Shares ($0.0001 par value per share; 1,889,352,801 shares authorized, 300,707,476 shares issued,245,264,614 shares outstanding as of December 31, 2022; 1,889,352,801 shares authorized, 300,707,476 shares issued 256,918,184 shares outstanding as of December 31, 2023)	191	199	30
Class B Ordinary Shares ($0.0001 par value per share; 110,647,199 shares authorized,80,189,163 shares issued and outstanding as of December 31, 2022;110,647,199 shares authorized,71,342,227 shares issued and outstanding as of December 31, 2023)	47	41	7
Treasury Stock	(328,764)	(328,764)	(46,305)
Additional paid-in capital	3,081,254	3,204,961	451,406
Accumulated other comprehensive income	(20,842)	(13,545)	(1,908)
Retained earnings	5,916,865	6,847,190	964,406
Total shareholders’ equity	8,648,751	9,710,082	1,367,636
Total liabilities and shareholders’ equity	11,087,234	12,456,840	1,754,509

Condensed Statements of Operations and Comprehensive Income

Condensed Statements of Operations and Comprehensive Income (In thousands)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Operating expenses:
General and administrative expenses	(19,109)	(15,082)	(15,749)	(2,218)
Total operating expenses	(19,109)	(15,082)	(15,749)	(2,218)
Interest expense, net	(44,865)	(46,912)	(73,750)	(10,387)
Share of income from subsidiaries	2,395,789	872,049	1,152,654	162,347
Investment loss	(1,980)	—	—	—
Others, net	11,239	9,697	2,790	395
Income before income tax expense	2,341,074	819,752	1,065,945	150,137
Income tax expense	(7,151)	—	—	—
Net income attributable to ordinary shareholders	2,333,923	819,752	1,065,945	150,137
Other comprehensive income:
Foreign currency translation adjustments, net of tax	7,965	(32,115)	7,297	1,028
Total comprehensive income attributable to ordinary shareholders	2,341,888	787,637	1,073,242	151,165

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows (In thousands)

	For the Year Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB	US$
				Note 2(e)
Net cash (used in)/provided by operating activities	14,196	(51,139)	(58,579)	(8,250)
Cash flows from investing activities:
Cash paid on long–term investments	(18,868)	—	—	—
Cash paid on acquisition of subsidiaries, net of cash acquired	—	(676)	—	—
Proceeds from disposal of long-term investments	65,537	—	—	—
Cash paid on loans to third parties	(22,317)	—	—	—
Net cash used in funds to Group companies	(15,263)	36,817	(6,040)	(851)
Net cash provided by investing activities	9,089	36,141	(6,040)	(851)
Cash flows from financing activities:
Repurchase of treasury stock	—	(326,942)	—	—
Dividends to shareholders	—	—	(135,620)	(19,102)
Repayments of convertible loans	—	—	(1,634,678)	(230,240)
Borrowings under loan from Group companies	—	323,446	1,872,954	263,800
Exercise of share–based awards	7,124	2,742	5,880	828
Net cash provided by financing activities	7,124	(754)	108,536	15,286
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(29,410)	15,424	2,596	366
Net increase/(decrease) in cash, cash equivalents and restricted cash	999	(328)	46,513	6,551
Cash, cash equivalents and restricted cash at beginning of the year	846	1,845	1,517	214
Cash, cash equivalents and restricted cash at end of the year	1,845	1,517	48,030	6,765